FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Credit risk (Details) - Trade and other receivables	Jun. 30, 2023 USD ($)
Current
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.11%
More Than 15 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.48%
More Than 30 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.10%
More Than 60 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.12%
More Than 90 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.60%
More Than 120 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.71%
More Than 180 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.94%
More Than 365 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	100.00%
Gross carrying amount
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	$ 165,432,078
Gross carrying amount | Current
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	120,922,675
Gross carrying amount | More Than 15 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	7,101,550
Gross carrying amount | More Than 30 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	1,446,803
Gross carrying amount | More Than 60 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	4,264,227
Gross carrying amount | More Than 90 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	13,418,222
Gross carrying amount | More Than 120 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	3,099,980
Gross carrying amount | More Than 180 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	8,050,817
Gross carrying amount | More Than 365 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	7,127,804
Loss allowance
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(7,425,604)
Loss allowance | Current
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(135,845)
Loss allowance | More Than 15 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(34,339)
Loss allowance | More Than 30 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(1,452)
Loss allowance | More Than 60 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(5,089)
Loss allowance | More Than 90 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(80,205)
Loss allowance | More Than 120 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(21,963)
Loss allowance | More Than 180 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(18,907)
Loss allowance | More Than 365 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	$ (7,127,804)